Segment information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Disclosure of operating segments [line items]
Revenue	$ 1,333.8	$ 1,217.0	$ 1,098.4
Operating income	124.5	147.6	159.5
Net interest, finance and other costs	48.8	54.1	41.8
Income before income taxes	75.7	93.5	117.7
Depreciation and amortisation expense	116.2	100.4	88.7
Operating segments
Disclosure of operating segments [line items]
Operating income	515.1	489.1	448.5
Depreciation and amortisation expense	100.4	85.5	80.4
Corporate expenses
Disclosure of operating segments [line items]
Operating income	(390.6)	(341.5)	(289.0)
Depreciation and amortisation expense	15.8	14.9	8.3
DTC
Disclosure of operating segments [line items]
Revenue	950.7	807.3	740.4
DTC | Operating segments
Disclosure of operating segments [line items]
Operating income	387.1	347.4	322.9
Depreciation and amortisation expense	96.5	81.6	78.1
Wholesale
Disclosure of operating segments [line items]
Revenue	312.3	373.8	348.5
Wholesale | Operating segments
Disclosure of operating segments [line items]
Operating income	114.0	131.2	121.5
Depreciation and amortisation expense	3.9	3.9	2.3
Other
Disclosure of operating segments [line items]
Revenue	70.8	35.9	9.5
Other | Operating segments
Disclosure of operating segments [line items]
Operating income	14.0	10.5	4.1
Depreciation and amortisation expense	$ 0.0	$ 0.0	$ 0.0